Loan Level Exceptions
Run Date - 1/23/2023
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXMGX3	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXX5T0O	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXRUNB	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXHYFJ	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXZ132	XXXXX	XXXXX		XXXX		3	1	3	1	1	1	1	1
XXXXXAIOE	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXX1NTW	XXXXX	XXXXX		XXXX		3	1	3	1	1	1	1	1
XXXXX3RJH	XXXXX	XXXXX		XXXX		3	2	3	1	1	2	1	1
*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XX,XXX equity.  The loan amount is $XXX,XXX the appraised value is $XXX,XXX leaving $XX,XXX in equity.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines, section 16.3 XXX XXX XXX requires when the borrower is a Legal Entity (LLC, Corporation, etc.), all parties owning at least 25% of the entity must sign a Personal Guarantee as well as any party submitting an application for the loan. The operating agreement located on page XXX confirms the borrower owns XX% of XXXXX XXXX XXX and a second individual owns XX. The second individual with XX% ownership did not sign the personal guaranty located on page XXX.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan contained statements from XXXX XXX, page XX, which reflected an account help in the name of XXXX XXXX XXX. These assets were used for funds to close. The file did not contain any documentation tying the borrower to XXXX XXXX XXX.

XXXXX0K25	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXYNRZ	XXXXX	XXXXX		XXXX		3	1	3	1	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines section XX Investor X requires all cash out proceeds must be wired into a Business Account. The file did not include any documentation verifying a business account.

XXXXXPLDR	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXBZXK	XXXXX			XXXX		1	1	1	1	1	1	1	1
XXXXXKQYL	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXX3AKJ	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXYOUC	XXXXX			XXXX		1	1	1	1	1	1	1	1
XXXXXIXLP	XXXXX			XXXX		1	1	1	1	1	1	1	1
XXXXXYY33	XXXXX			XXXX		3	1	3	1	1	1	1	1
*** (CURED) Application Missing - EV R
COMMENT:   The loan application (page XX) was not signed by the borrower.

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The loan application (page XXX) was not signed by the borrower.

XXXXX4ITF	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: Missing title commitment and 24 month chain of title.
XXXXXWAHR	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   5/13/2022 Exception resolved.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The loan file is missing a 3rd party valuation to support the Appraisal within 10%.

*** (CURED) Post-closing AVM does not support value at origination - EV R
COMMENT:   Post Close AVM returned a value of $1,243,712.00 which resulted in a variance of -17.086%. Value not supported.

*** (CURED) Post-closing AVM does not support value at origination - EV R
COMMENT:   Post Close AVM returned a value of $1,243,712.00 which resulted in a variance of -17.086%. Value not supported.

XXXXXPLLB	XXXXX	XXXXX	XXXXX	XXXX		3	2	3	3	1	2	1	1
*** (OPEN) Missing asset documentation (ATR) - EV 2
COMMENT:   Missing documentation to support the assets amount of $XX,XXX in the account ending in XXXX per final XXX to cover X months reserves requirement.
																*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation within 10% variance for securitization.
XXXXXFFJB	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	3	1	1	1
*** (CURED) Appraisal is stale dated without recertification in file - EV R
COMMENT:   Missing recertification of value $XXX,XXX. for subject property. The Appraisal is 106 days old. Per Guidelines Appraisal cannot be greater than 90 days prior to Note date. Appraisal Report date XX/XX/XXXX,  Note date XX/XX/XXXX

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.  CU Risk score of 4.2 documented in the file.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.  CU Risk score of 4.2 documented in the file.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV R

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Lender NMLS disclosed on the CD issued on XX/XX/XXXX Is missing.

*** (CURED) Post-closing AVM does not support value at origination - EV R

XXXXXIKCW	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Missing 1-4 Family Rider. Subject is a 2 units Duplex.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   Missing Prepayment Rider.

XXXXX4QIX	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	1	3	1	1	1
*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) TRID - 10% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee (12/17/21).  A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

XXXXXBCXS	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value within 10% variance.  CU risk score of 4.8 and LCA risk score of 3.0 documented in the file.

XXXXXBNXB	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXJD3I	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% variance.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV R

XXXXX4HBC	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	3	1	1	1
*** (CURED) Credit report incomplete - EV R
COMMENT:   Missing all pages of Credit Report Supplemental date 11/XX/2021. Only page 1 of 20 were provided.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXXis inaccurate. The closing date listed XX/XX/XXXX is incorrect. Page 1 does not show a disbursement date.

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice is missing from the loan file.  Unable to determine if the applicable version was provided to all required parties. The defect can be cured by providing the document.

*** (CURED) TRID CD at consummation - EV R
COMMENT:   The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued on XX/XX/XXXX and received by the consumer on XX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.

XXXXXLBRY	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	3	1	1	1
*** (CURED) Loan file does not contain sufficient information to complete Credit Due Diligence - EV R
COMMENT:   Missing documentation to support the property located at XXXX XXXX XXX not being included in the DTI.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The CD issued on XX/XX/XXXX is inaccurate. The loan calculations table on page X is blank.

XXXXXKCPN	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXX1ULH	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Verified assets of $XX,XXX not sufficient for closing.  Assets were provided for an additional account with XXXX #XXXX, which belongs to XXXX only.  Borrower has no access to funds as they are not on the account per the 2 months bank statements provided.  No evidence of gift letter provided.

XXXXXNGJD	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXABHA	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan file did not contain a copy of an AUS approval or a manual approval.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file was missing the Compliance Report for the subject loan transaction.

XXXXXTRYR	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	3	1	1	1	1
*** (CURED) Loan file does not contain sufficient information to complete Valuation Due Diligence - EV R
COMMENT:   Lender Guidelines, Section XX, state that any loan amount over $XXXXX will require 2 full appraisals. The lesser of the two is to be used for valuation for the loan file. The loan file contains only one appraisal. A second full appraisal was not located in the loan file.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The Verbal Verification of Employment (p. XXXX is dated > 10 days prior to the Note date. A verbal VOE dated within 10 calendar days prior to the Note date was not located in the loan file.

XXXXXQZSM	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan file is missing the Alternative Loan Review Form (Exhibit F) or DU Ineligible finding required at time of submission per the Amres Beyond prime Matrix page 1.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 p. XXX lists a debt with XXXX #XXX** with a balance of $XXXX and monthly payment of $XX This revolving debt is not on the XX/XX/XXXX credit report p.XXX. The lender DTI calculator p.1XXX shows this debt was used in the DTI. The loan file is missing documentation to verify the XXXX #XXXX*** debt.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrowers are short verified liquid assets for closing. Per the CD p.XXX, the borrower brought $XXX,XXX.XX to closing and per the asset documents in the file, the borrowers have verified liquid assets totaling $XX,XXX  $XX,XXX - $XX,XXX = $XXX,XXX short in liquid assets. The loan file is missing verification of additional liquid assets or verification that non-liquid assets were liquidated of at least $XXX,XXX In addition, the loan file is missing consecutive 2-months of statements for XXXX checking #XXXX, XXXX saving #XXXX, and XXXX saving #XXXX. The bank printouts in file p.XXXX for XXXX checking #XXXX cover XX/XX/XXXX to XX/XX/XXXX and for XXXX saving #XXXX, and XXXX saving #5285 p.XXXX cover XX/XX/XXXX toXX/XX/XXXX. There are other statements for these 3 XXXX accounts on p.XXXX dated XX/XX/XXXX and p.XX dated XX/XX/XXXX.  (XXXX checking #XXXX, XXXX saving #XXXX, and XXXX saving #XXXX were used at audit in the verified assets.)  The XXXXX Matrix page XX states: Assets sourced or seasoned for two months unless utilizing assets to document income (6 months). Assets are not being utilized to document income.

XXXXXDYXG	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) Loan file does not contain sufficient information to complete Credit Due Diligence - EV R
COMMENT:   Per the purchase contract on pageXXX, the COE was to be on or before XX/XX/XXXX.  The loan closed on XX/XX/XXXX An addendum extending the closing date is not in file.

XXXXXDGU2	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	1	3	1	1	1
*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Revised Closing Disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ) A Loan Product Change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX Without evidence of receipt, it is assumed that the disclosure datedXX/XX/XXXX was mailed, and therefore not received by the consumer prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

XXXXXR1FF	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   The loan file did not contain a copy of an AUS approval just a manual approval.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Per the XXXX XX Guidelines vXX dated XX/XX/XXXX, disclosed X months PITI reserves were required for the subject loan transaction of $XX,XXX,. The borrowers had verified assets $XXX,XXX. from checking accounts, along with $XX,XXX from an investment account, of which $XX,XXX (using XX% of available funds) could be used to verify closing costs and any required reserves. The final 1003, on page XX of the loan file, disclosed additional assets of “Other” totaling $X,XXX; however, the loan file did not contain any verification documents for these additional assets. After closing costs of $XXX,XXX were taken out of the borrowers' verified assets, only $XX,XXX were left to verify required reserves. As a result, the borrowers were short, verified assets of $XX,XXX for required reserves.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file was missing the Compliance Report for the subject loan transaction.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Per XXXX Guidelines v1.13 dated XX/XX/XXXX, for loans between $XXXX and $XXXX a secondary report is required in the form of a CDA or ARR. The subject loan was $XXXX The required CDA or ARR is missing from the loan file.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   Per the XXXXe Guidelines v1.13 dated XX/XX/XXXX disclosed a VVOE 10 calendar days prior to the subject note date is required. The loan file was missing the required VVOE 10 calendar days prior to the subject note date.

XXXXXWBVM	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1
*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Borrower ATR (Ability-to-Repay) Certification required per the XXXX p.XX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan is a purchase of a primary home, and the loan file is missing the Purchase Agreement for the subject.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the HOI policy Declaration page. The file contains only the HOI binder p.XXX. The XXX Guidelines p.XX states XXXXX requires hazard insurance protection on all loans. A declaration page is required prior to closing for all loans as proof of insurance.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Per the Final Loan Commitment - Loan program is XX Months bank statements.  Missing all current XX-month bank statements.  The final 1003 p.XXX reflects the borrower owns XXX and the loan file contains X months of XXXX XXXs checking #XXXX bank statements on p.XXX XX/XX/XXXX, p.XXX XX/XX/XXXX, p.XXX XX/XX/XXXX. The subject closed on XX/XX/XXXX even if program was X months bank statements those statements  are more than XX days old. XXXX Guidelines p.XX states: Statements used for income must be consecutive and reflect the most recent months available.

*** (CURED) Missing Title evidence - EV R
COMMENT:   There is no evidence of title work in the loan file.

XXXXXNVLP	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	3	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) Loan file does not contain sufficient information to complete Valuation Due Diligence - EV R
COMMENT:   XXXX in file and show successful risk value with a 2.6 being assigned to the property.

Missing Third Party Valuation Product to support the appraisal value with 10% variance.

XXXXXCC4B	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% variance.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% variance.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet XXX requirement - EV R
COMMENT:   Confidence score of XX does not meet XXX requirement of XX or greater.  Additional third party valuation product required.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet XXX requirement - EV R
COMMENT:   Confidence score of XX does not meet XXX requirement of XX or greater.  Additional third party valuation product required.

XXXXXWDQC	XXXXX	XXXXX	XXXXX	XXXX		2	2	2	1	2	2	1	2
*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX

*** (OPEN) Special information booklet is Missing - EV 2
COMMENT:   The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, <enter application date>.

*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

XXXXXXHL5	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value with 10% variance.
XXXXXEC3U	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXZ1O1	XXXXX	XXXXX	XXXXX	XXXX		3	2	2	1	3	2	1	2
*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX

*** (OPEN) TRID - SPL missing - EV 2
COMMENT:   The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

XXXXX21N0	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXGSTO	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	3	1	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Pg XXX Email stating  a XXX letter (a dollar amount is not mentioned) was sent to the lender, however there is not a XXX letter in file.  Audit is only able to verify $XX,XXX. The down payment is $XX,XXX. The borrower was required to bring $XX,XXX to closing.

*** (CURED) Loan file does not contain sufficient information to complete Credit Due Diligence - EV R
COMMENT:   Missing asset and income documents.

*** (CURED) Loan file does not contain sufficient information to complete Valuation Due Diligence - EV R
COMMENT:   Missing Third Party Valuation Product to support the appraisal value with 10% variance.

*** (CURED) Missing Documentation - EV R
COMMENT:   The lease agreement for theXXXX XXXX property is not in file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Page XX  Email stating  a XXX letter (a dollar amount is not mentioned) was sent to the lender, however there is not a XXX letter in file.  Audit is only able to verify $XXXX The down payment is $XXXX. The borrower was required to bring $XXXX to closing.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Borrower  is aXXXX and was qualified using the : 24 Mos. P&L . CPA Prepared program.  The CPA letter was provided, however, the 24 months of audited P&Ls are not in file.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   Unable to verify the monthly payment for the hazard insurance on the XXXX property.

XXXXXKQCJ	XXXXX	XXXXX	XXXXX	XXXX		3	1	2	1	3	1	1	1
*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i) and the loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Home Ownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) Special information booklet is Missing - EV R
COMMENT:   The Home Loan Toolkit dated XX/XX/XXXX was not disclosed within 3 days of the application date. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) TRID- SPL late - EV R
COMMENT:   The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

XXXXX3JGA	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXKWFQ	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	1	3	1	1	1
*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on XX/XX/XXXX had a disclosed APR of X.XX%, which is an increase from the previous CD issued on XX/XX/XXXX with APR of X.XX%. The APR difference is .XX% which is above the allowable tolerance (0.XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX  were not accepted because a valid change of circumstance was not provided: Lock In Fee and Loan Origination Fee. A cost to cure in the amount of $XXXX.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXXXXNDLG	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing a 3rd party valuation to support the Appraisal within 10%.
XXXXX0XFC	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXX40HE	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXKKME	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXCAOF	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXX2FFW	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXQNSO	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXX3AIJ	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	3	1	1	1
*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraisal value within 10% tolerance.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXXXXUWGI	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXZTQR	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing a 3rd party valuation to support the Appraisal within 10%.
XXXXX42AH	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing a 3rd party valuation to support the Appraisal within 10%.
XXXXXBHES	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: Missing evidence of Title
XXXXX43O5	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXITOB	XXXXX	XXXXX	XXXXX	XXXX		3	2	3	1	1	2	1	1
*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   SectionX on Page XX of the guidelines "XXXXr Borrower Types" states a fist time home buyer must have a satisfactory housing history, minimum score of XXX, and X months reserves. Borrower has no housing history. Page XX of the file shows borrower is living rent free with parents since XX/XX/XXXX.  Borrower does not meet requirements for first time home buyer.

XXXXXBEBC	XXXXX	XXXXX	XXXXX	XXXX		2	2	2	1	1	2	1	1
*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT:   The credit report provided (pXX) shows a mortgage that was in forbearance.  Forbearance ended XX/XX/XXXX  Item XX on page XX of the guidelines state a forbearance disqualifies borrowers from financing for a period of XX months.  The note date is XX/XX/XXXX.  The borrower is X months shy of the XX month waiting period for seasoning on their forbearance.

XXXXXM0BI	XXXXX	XXXXX	XXXXX	XXXX		3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing a 3rd party valuation to support the Appraisal within XX%.
XXXXX0RF5	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXRRJX2	XXXXX	XXXXX	XXXXX	XXXX		3	1	3	3	1	1	1	1
*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Loan amount is $XXX,XXX..  Title insurance amount is $XXX,XXX.XX  TItle insurance coverage is less than the loan amount.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Missing third party valuation product to support the appraisal within 10% variance.

XXXXXP2DX	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXONX1	XXXXX	XXXXX	XXXXX	XXXX		1	1	1	1	1	1	1	1
XXXXXEQWO	XXXXX	XXXXX		XXXX		3	2	1	1	3	1	1	2
*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XX calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXXXXXX1G	XXXXX	XXXXX		XXXX		1	1	1	1	1	1	1	1
XXXXXMQ31	XXXXX	XXXXX		XXXX		2	2	2	1	1	2	1	1
*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines require a minimum DSCR of XXXX%.  The subject loan closed with a DSCR of .XX% ($XXXX market rent / $XXXX total PITIA) The file included an approved exception.

XXXXXP4SY	XXXXX	XXXXX		XXXX		3	1	1	1	3	1	1	1
*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer X-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.